Offerings - Offering: 1	Feb. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance under the Registrant's 2021 Equity Incentive Plan
Amount Registered | shares	14,532,010
Proposed Maximum Offering Price per Unit	31.28
Maximum Aggregate Offering Price	$ 454,561,273
Fee Rate	0.01531%
Amount of Registration Fee	$ 69,594
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration or conversion of the Registrant’s Common Stock that increases the number of outstanding shares of Common Stock.

(2)
Represents an automatic increase in the number of shares of Common Stock reserved for issuance pursuant to future awards under the 2021 Plan as a result of the annual evergreen increase under the 2021 Plan.

(3)
Pursuant to Rule 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $31.28 which is the average of the high and low prices of shares of Common Stock on The New York Stock Exchange on February 24, 2025 (such date being within five business days of the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission).